Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share
1
4
. Loss per share
Basic and diluted loss per share were calculated as the ratio of net profit or loss attributable to the shareholders of the Company by the weighted average number of outstanding shares (basic and diluted) of the Company.
Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Net loss per share and outstanding shares of potentially dilutive securities for the three years ended December 31, 2022 have been retrospectively restated reflecting the exchange ratio to receive 0.26926188 LGHL ordinary shares for each FFG share as part of the Reverse Recapitalization.
Basic and diluted net loss per share attributable to ordinary shares for the three years ended December 31, 2022 are calculated as follows (in thousands, except share and per share amounts):

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Net loss attributable to ordinary shares	(218,290)	(65,354)	(110,761)

Weighted-average shares outstanding-basic and diluted (thousand shares)	101,442	77,861	72,606

Net loss per share:
Basic and diluted (in Euro)	(2.15)	(0.84)	(1.53)

As the Group incurred net losses for the three years ended December 31, 2022, basic loss per share was the same as diluted loss per share.
In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period was lower than the exercise price of the warrants.
The following potentially dilutive outstanding securities were excluded from the computation of diluted loss per ordinary share because their effects would have been antidilutive for the three years ended December 31, 2022 or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	At December 31,
(Thousand shares)	2022	2021	2020

Warrants	31,980	—	—
Treasury shares	25,023	8,651	—
Convertible preference share s	15,000	—	—

Total outstanding shares of potentially dilutive securities	72,003	8,651	—